Summary of Significant Accounting Policies (Details) - USD ($)	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2019	Jun. 30, 2019	Jun. 30, 2018
Condensed Financial Statements, Captions [Line Items]
Accumulated deficit	$ (24,155,385)	$ (23,421,594)		$ (6,968,700)
Accumulated other comprehensive loss	(892,779)	(1,084,030)		(671,106)
Non-controlling Interest	(6,755,850)	(6,542,361)		(5,173,622)
Total Equity (Deficiency)	(2,860)	$ (357,900)	$ 13,550,988	$ 15,359,770	$ 19,535,274
Original [Member]
Condensed Financial Statements, Captions [Line Items]
Other receivables, net - non current	5,204,740
Total Assets	11,648,401
Accumulated deficit	(19,559,908)
Accumulated other comprehensive loss	(803,990)
Non-controlling Interest	(6,235,376)
Total Equity (Deficiency)	5,201,880
Restatement [Member]
Condensed Financial Statements, Captions [Line Items]
Other receivables, net - non current	(5,204,740)
Total Assets	(5,204,740)
Accumulated deficit	(4,595,477)
Accumulated other comprehensive loss	(88,789)
Non-controlling Interest	(520,474)
Total Equity (Deficiency)	(5,204,740)
Restated [Member]
Condensed Financial Statements, Captions [Line Items]
Other receivables, net - non current
Total Assets	6,443,661
Accumulated deficit	(24,155,385)
Accumulated other comprehensive loss	(892,779)
Non-controlling Interest	(6,755,850)
Total Equity (Deficiency)	$ (2,860)